Note 9 - Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Year ended December 31, 2018	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	712,061	11,954,585	370,542	167,079	42,413	13,246,680
Translation differences	(5,628)	(117,977)	(5,458)	(2,269)	(424)	(131,756)
Additions	723	681	1,245	294,163	20,756	317,568
Disposals / Consumptions	(221)	(21,836)	(10,269)	(42)	(3,541)	(35,909)
Transfers / Reclassifications	25,643	306,116	21,200	(331,553)	3,993	25,399
Values at the end of the year	732,578	12,121,569	377,260	127,378	63,197	13,421,982
Depreciation
Accumulated at the beginning of the year	101,197	6,612,871	303,469	-	-	7,017,537
Translation differences	(1,383)	(72,141)	(4,939)	-	-	(78,463)
Depreciation charge	11,153	417,229	21,083	-	-	449,465
Transfers / Reclassifications	-	173	(671)	-	-	(498)
Disposals / Consumptions	(53)	(21,232)	(8,682)	-	-	(29,967)
Accumulated at the end of the year	110,914	6,936,900	310,260	-	-	7,358,074
At December 31, 2018	621,664	5,184,669	67,000	127,378	63,197	6,063,908
Year ended December 31, 2017	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	599,710	10,034,500	346,486	1,492,572	25,404	12,498,672
Translation differences	5,493	178,598	5,518	284	331	190,224
Additions	63	7,423	1,252	497,423	18,490	524,651
Disposals / Consumptions	(1,293)	(3,966)	(7,319)	(94)	(1,812)	(14,484)
Increase due to business combinations (*)	2,187	5,654	2,444	-	-	10,285
Transfers / Reclassifications	105,901	1,732,376	22,161	(1,823,106)	-	37,332
Values at the end of the year	712,061	11,954,585	370,542	167,079	42,413	13,246,680
Depreciation
Accumulated at the beginning of the year	89,274	6,125,552	281,907	-	-	6,496,733
Translation differences	1,204	114,675	4,959	-	-	120,838
Depreciation charge	9,406	368,850	23,213	-	-	401,469
Transfers / Reclassifications	1,699	7,575	(405)	-	-	8,869
Disposals / Consumptions	(386)	(3,781)	(6,205)	-	-	(10,372)
Accumulated at the end of the year	101,197	6,612,871	303,469	-	-	7,017,537
At December 31, 2017	610,864	5,341,714	67,073	167,079	42,413	6,229,143